SIGNIFICANT ACCOUNTING POLICIES - (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Renewable Power
Disclosure of detailed information about investment property [line items]
Period in which cash flow are discounted with a residual value based on the terminal value cash flows	20 years
Sustainable Resources | Bottom of range
Disclosure of detailed information about investment property [line items]
Useful live of property, plant and equipment	3 years
Sustainable Resources | Top of range
Disclosure of detailed information about investment property [line items]
Useful live of property, plant and equipment	30 years
Infrastructure
Disclosure of detailed information about investment property [line items]
Period in which cash flow are discounted with a residual value based on the terminal value cash flows	10 years
Brazil | Renewable Power
Disclosure of detailed information about investment property [line items]
Useful live of property, plant and equipment	15 years	15 years
Dams | Renewable Power
Disclosure of detailed information about investment property [line items]
Useful live of property, plant and equipment	115 years
Penstocks | Renewable Power
Disclosure of detailed information about investment property [line items]
Useful live of property, plant and equipment	60 years
Powerhouses | Renewable Power
Disclosure of detailed information about investment property [line items]
Useful live of property, plant and equipment	115 years
Hydroelectric generating units | Renewable Power
Disclosure of detailed information about investment property [line items]
Useful live of property, plant and equipment	115 years
Wind generating units | Renewable Power
Disclosure of detailed information about investment property [line items]
Useful live of property, plant and equipment	30 years
Solar generating units | Renewable Power
Disclosure of detailed information about investment property [line items]
Useful live of property, plant and equipment	30 years
Other assets | Renewable Power
Disclosure of detailed information about investment property [line items]
Useful live of property, plant and equipment	60 years
Buildings | Infrastructure
Disclosure of detailed information about investment property [line items]
Useful live of property, plant and equipment	70 years
Buildings | Hospitality Assets | Bottom of range
Disclosure of detailed information about investment property [line items]
Useful live of property, plant and equipment	5 years
Buildings | Hospitality Assets | Top of range
Disclosure of detailed information about investment property [line items]
Useful live of property, plant and equipment	50 years
Buildings | Private Equity
Disclosure of detailed information about investment property [line items]
Useful live of property, plant and equipment	50 years
Leasehold improvements | Infrastructure
Disclosure of detailed information about investment property [line items]
Useful live of property, plant and equipment	50 years
Leasehold improvements | Private Equity
Disclosure of detailed information about investment property [line items]
Useful live of property, plant and equipment	40 years
District energy systems and gas storage assets | Infrastructure
Disclosure of detailed information about investment property [line items]
Useful live of property, plant and equipment	50 years
Machinery, equipment, transmission stations and towers | Infrastructure
Disclosure of detailed information about investment property [line items]
Useful live of property, plant and equipment	40 years
Network systems | Infrastructure
Disclosure of detailed information about investment property [line items]
Useful live of property, plant and equipment	60 years
Rail and transport assets | Infrastructure
Disclosure of detailed information about investment property [line items]
Useful live of property, plant and equipment	40 years
Buildings and building improvements | Hospitality Assets | Bottom of range
Disclosure of detailed information about investment property [line items]
Useful live of property, plant and equipment	13 years
Buildings and building improvements | Hospitality Assets | Top of range
Disclosure of detailed information about investment property [line items]
Useful live of property, plant and equipment	15 years
Other equipment | Hospitality Assets | Bottom of range
Disclosure of detailed information about investment property [line items]
Useful live of property, plant and equipment	2 years
Other equipment | Hospitality Assets | Top of range
Disclosure of detailed information about investment property [line items]
Useful live of property, plant and equipment	15 years
Machinery and equipment | Private Equity
Disclosure of detailed information about investment property [line items]
Useful live of property, plant and equipment	20 years
Oil and gas related equipment | Private Equity
Disclosure of detailed information about investment property [line items]
Useful live of property, plant and equipment	10 years
Accounting Standards Update 2018-01 | Retained earnings
Disclosure of detailed information about investment property [line items]
Cumulative effect of new accounting principle	$ 250